Short-term Borrowings and Long-term Borrowings - Borrowings (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022 CNY (¥)	Jun. 30, 2022	Sep. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Sep. 30, 2022 USD ($)	Jul. 31, 2022 CNY (¥)	Feb. 28, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Apr. 30, 2021 CNY (¥)
Debt Instrument [Line Items]
Total	¥ 9,492,276		¥ 9,492,276	¥ 5,997,941
Short-term borrowings	528,065		528,065	37,042	$ 74,234
Long-term borrowings	8,964,211		8,964,211	¥ 5,960,899	$ 1,260,169
Convertible debt matures on May 1, 2028
Debt Instrument [Line Items]
Principal Amount								$ 862,500	¥ 862,500
Interest Rate Per Annum				0.25%				0.25%	0.25%
Long-term borrowings	6,024,126		6,024,126	¥ 5,397,941
Secured bank loan matures on 15 February 2027
Debt Instrument [Line Items]
Principal Amount				¥ 900,000			¥ 900,000
Period of LPR considered				5 years
Percentage of difference to LPR				0.40%
Total	900,000		900,000	¥ 0
Short-term borrowings	110,000		110,000	0
Long-term borrowings	790,000		790,000	0
Credit guaranteed borrowing matures on June 29, 2024
Debt Instrument [Line Items]
Principal Amount | $								$ 100,000
Total	709,980		709,980	0
Short-term borrowings	7,100		7,100	0
Long-term borrowings	702,880		702,880	0
Secured bank loan matures on September 28, 2029
Debt Instrument [Line Items]
Principal Amount				¥ 600,000
Interest Rate Per Annum				4.80%				4.80%
Total	600,000		600,000	¥ 600,000
Short-term borrowings	74,083		74,083	37,042
Long-term borrowings	525,917		525,917	562,958
Secured borrowing matures on June 21, 2034
Debt Instrument [Line Items]
Principal Amount				¥ 311,735
Period of LPR considered		5 years		5 years
Percentage of difference to LPR		0.60%		0.60%
Total	311,735		311,735	¥ 0
Long-term borrowings	¥ 311,735		¥ 311,735	0
Credit guaranteed borrowing matures on July 26, 2025
Debt Instrument [Line Items]
Principal Amount				¥ 300,000		¥ 300,000
Interest Rate Per Annum	3.70%		3.70%	3.70%	3.70%			3.70%
Total	¥ 300,000		¥ 300,000	¥ 0
Short-term borrowings	100,000		100,000	0
Long-term borrowings	200,000		200,000	0
Unsecured borrowing matures on March 8, 2024
Debt Instrument [Line Items]
Principal Amount	¥ 260,000		260,000	¥ 260,000
Period of LPR considered	1 year			1 year
Percentage of difference to LPR	0.70%			0.70%
Total				¥ 0
Long-term borrowings	¥ 260,000		260,000	¥ 0
Secured borrowing matures on March 25, 2025
Debt Instrument [Line Items]
Principal Amount	249,255		249,255
Interest Rate Per Annum				4.00%				4.00%
Total	249,255		249,255	¥ 0
Short-term borrowings	99,702		99,702	0
Long-term borrowings	149,553		149,553	¥ 0
Unsecured borrowing matures on April 19, 2023
Debt Instrument [Line Items]
Principal Amount	137,180		¥ 137,180
Period of LPR considered			1 year	1 year
Percentage of difference to LPR			0.20%	0.20%
Total				¥ 0
Short-term borrowings	¥ 137,180		¥ 137,180	¥ 0